Note 18 - Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Liability, beginning of year	$ 7,824	$ 8,977
Gross increases – current period	139	493
Lapsing due to statutes of limitations	(1,313)	(1,646)
Liability, end of year	$ 6,650	$ 7,824